Lease Liabilities - Schedule of Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Representing: –
Current portion	$ 42	$ 42
Non-current portion	18	7
Lease liabilities	$ 60	49
Lease of offices [Member]
Lease Liabilities [Line Items]
Term of repayments	2 years
Annual interest rate	5.25%
Lease liabilities	$ 60	$ 49